Inventories - Movements in Obsolescence Allowances (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Inventories [Abstract]
Inventory obsolescence allowances, Opening balance	kr 2,611	kr 2,425	kr 2,412
Additions, net	2,228	1,079	1,319
Utilization	(1,459)	(987)	(1,210)
Translation differences	22	94	(91)
Balances regarding acquired/divested businesses	(16)		(5)
Inventory obsolescence allowances, Closing balance	kr 3,386	kr 2,611	kr 2,425